AUDIT AND OTHER SERVICES (Tables)	12 Months Ended
Dec. 31, 2024
Audit And Other Services [Abstract]
Summary of Audit and Other Services	For the year ended 31 December

			Group
	2024	2023	2022
	£m	£m	£m
Audit fees:
Fees payable to the Company’s auditor and its associates for the audit of the Santander UK group’s annual financial statements	14.9	15.0	12.8
Fees payable to the Company’s auditor and its associates for other services to the Santander UK group:
–Audit of the Santander UK group’s subsidiaries	0.7	0.7	0.8
Total audit fees(1)	15.6	15.7	13.6
Non-audit fees:
Audit-related assurance services	2.2	2.3	1.9
Other assurance services	1.2	0.8	0.8
Other non-audit services	0.9	0.2	0.2
Total non-audit fees	4.3	3.3	2.9
(1)2024 audit fees included £0.1m (2023: £0.7m, 2022: £0.6m) which related to the prior year.